STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares subject to possible redemption		10,248,923
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common stock, shares issued	2,696,667	1,656,077
Common stock, shares outstanding	2,696,667	1,656,077
Shares subject to possible redemption	9,208,333	10,248,923
Conversion ratio	1	1
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	one	one
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%